Derivative Warrants Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Summary of weighted average of inputs
Weighted average of inputs	As of December 31,
	2018	2017
Share price	$0.33	$0.80
Exercise price	$1.02	$1.10
Expected volatility	73.7%	98%
Risk-free interest	0.48%	0.11%
Dividend yield	0%	0%
Expected life of up to (years)	0.16	0.82

Summary of outstanding and exercisable
Issuance Date	Outstanding and Exercisable as of December 31, 2018	Exercise Price Per Share	Exercisable Through

Series A (Mar-2016) (10B(a))	--	NIS 3 ($0.86)	August 2017
Series B (Mar-2016) (10B(a))	9,752,984	NIS 4 ($1.53)	February 2019
Series A (May-2016) (10B(b))	--	NIS 3 ($0.86)	November 2017
Series B (May-2016) (10B(b))	2,028,568	NIS 4 ($1.53)	May 2019
Series E (Oct-2016) (10B(c))	2,687,197	NIS 3 ($0.86)	October 2019

Summary of liabilities measured on recurring basis
	Series A (Mar-2016)	Series B (Mar-2016)	Series A (May-2016)	Series B (May-2016)	Series E (Oct-2016)	Total
As of December 31, 2016	3	16	3	17	92	131
Exercised	(7,792)	(1,734)	(327)	--	(387)	(10,240)
Revaluation of warrants	7,789	2,772	324	321	974	12,180
As of December 31, 2017	--	1,054	--	338	679	2,071
Revaluation of warrants	--	(1,054)	--	(338)	(679)	(2,071)
As of December 31, 2018	--	--	--	--	--	--